Delaware Wilshire Private Markets Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Master Fund — 98.3%
Description		Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional		2,366,073	$27,895,998
Total Master Fund (Cost — $24,579,486)			27,895,998

Short Term Investment — 1.7%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
1.290%**	North America	482,996	482,996
Total Short Term Investment (Cost — $482,996)			482,996
Total Investments — 100.0% (Cost — $25,062,482)			$28,378,994
Other Assets and Liabilities, Net — 0.0%			(7,771)
Net Assets — 100.0%			$28,371,223

**	The rate reported is the 7-day effective yield as of June 30, 2022.

The following is a summary of the inputs used as of June 30, 2022 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	$27,895,998	$27,895,998
Short Term Investment	482,996	—	—	—	482,996
Total Investments in Securities	$482,996	$—	$—	$27,895,998	$28,378,994

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0300

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Primary Private Fund Investments — 60.9%
Description	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Buhuovc L.P.	3/8/2021	Asia-Pacific	Venture Capital	$6,500,000	$1,052,472	(A)	$8,243,821
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	2,927,384	(A)	1,928,027
Linden Structured Capital Fund L.P.	12/18/2020	North America	Buyout	6,500,000	2,383,324	(A)	5,798,149
RCP MB Investments B, L.P.	12/26/2021	North America	Buyout	1,000,000	—	(A)	1,000,000
Total Primary Private Fund Investments (Cost — $14,185,474)							16,969,997

Secondary Private Fund Investments — 34.8%
Description	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	1,097,258	(A)	6,523,368
Graphite Capital Partners VII A	7/19/2021	Europe	Buyout	1,044,282	51,707	(A)	118,363
Graphite Capital Partners VII C	7/19/2021	Europe	Buyout	189,872	9,419	(A)	26,737
Graphite Capital Partners VII Top Up Fund	7/19/2021	Europe	Buyout	1,404,110	48,842	(A)	—
Graphite Capital Partners VII Top Up Fund Plus	7/19/2021	Europe	Buyout	745,916	37,305	(A)	—
Graphite Capital Partners VIII B L.P.	7/19/2021	Europe	Buyout	487,374	50,448	(A)	417,919
Graphite Capital Partners VIII D L.P.	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	2,405,618
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	229,154
Total Secondary Private Fund Investments (Cost — $8,174,292)							9,721,159

Short Term Investment — 1.9%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
1.290%**	North America	531,717	531,717
Total Short Term Investment (Cost — $531,717)			531,717
Total Investments — 97.6% (Cost — $22,891,483)			$27,222,873
Other Assets and			679,096
Liabilities, Net — 2.4%
Net Assets — 100.0%			$27,901,969

**	The rate reported is the 7-day effective yield as of June 30, 2022.

(A)     Investment does not issue shares.
L.P. — Limited Partnership

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$16,969,997	$16,969,997
Secondary Private Fund Investments	—	—	—	9,721,159	9,721,159
Short Term Investment	531,717	—	—	—	531,717
Total Investments in Securities	$531,717	$—	$—	$26,691,156	$27,222,873

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0300